Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Derivative Instruments [Abstract]
Concentration of credit risk	$ 16,770,954	$ 32,592,105
Monthly average number of futures contracts bought	34,170	26,745
Monthly average number of futures contracts sold	35,026	25,220
Monthly average notional value of forward currency contracts traded	$ 1,315,000,000	$ 1,245,000,000